CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net (loss)/income	$ (106,088)	$ (18,223)	$ 173,170
Items included in net (loss)/income not affecting cash flows:
Depreciation and amortization	78,853	79,885	81,653
Loss on write-down of vessels	88,408	79,242
Amortization of debt discount and other deferred financing costs	6,423	6,643	5,835
Deferred financing costs write-off	7,020	5,097
Direct and allocated stock compensation, non-cash	3,808	2,841	2,811
Earnings of affiliated companies	(49,427)	(17,816)	(44,654)
Allocated reorganization items, non-cash		131	5,659
Other - net	131	517	(41)
Items included in net income/(loss) related to investing and financing activities:
Gain on disposal of vessels and other property	(1,553)	(39)	(4,459)
Allocated general and administrative expenses recorded as capital contributions		1,146	954
Discount on repurchase of debt		(3,755)
Cash distributions from affiliated companies	21,220	12,166	43,488
Payments for drydocking	(21,396)	(9,258)	(20,728)
Insurance claims proceeds related to vessel operations	1,964	1,942	739
Deferred financing costs paid for loan modification		(8,273)	(5,545)
Changes in operating assets and liabilities:
Decrease in receivables	8,730	8,033	13,398
(Decrease)/increase in payable to OSG	(316)	(10,667)	5,733
(Decrease)/increase in deferred revenue	(4,730)	4,421
Net change in inventories, prepaid expenses and other current assets, accounts payable, accrued expense and other current and long-term liabilities	(15,652)	(5,073)	2,226
Net cash provided by operating activities	17,395	128,960	260,239
Cash Flows from Investing Activities:
Expenditures for vessels and vessel improvements	(173,535)	(1,988)	(964)
Proceeds from disposal of vessels and other property	18,344		17,058
Expenditures for other property	(406)	(907)
Investments in and advances to affiliated companies	(731)	(987)	(153)
Repayments of advances from joint venture investees	19,530	6,334
Other - net			(382)
Net cash (used in)/provided by investing activities	(136,798)	2,452	15,559
Cash Flows from Financing Activities:
Issuance of debt, net of issuance and deferred financing costs	614,933
Payments on debt	(54,983)	(90,065)	(6,284)
Extinguishment of debt	(458,416)	(65,167)
Dividend payments to OSG		(202,000)	(200,000)
Repurchases of common stock	(3,177)
Cash paid to tax authority upon vesting of stock-based compensation	(349)	(26)
Net cash provided by/(used in) financing activities	98,008	(357,258)	(206,284)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(21,395)	(225,846)	69,514
Cash, cash equivalents and restricted cash at beginning of year	92,001	317,847	248,333
Cash, cash equivalents and restricted cash at end of year	70,606	92,001	317,847
Parent Company [Member]
Cash Flows from Operating Activities:
Net (loss)/income	(106,088)	(18,223)	173,170
Items included in net (loss)/income not affecting cash flows:
Depreciation and amortization		783	1,519
Changes in operating assets and liabilities:
Net cash provided by operating activities	297,931	41,883	276,066
Cash Flows from Investing Activities:
Repayments of advances from joint venture investees	165,168
Net cash (used in)/provided by investing activities	165,168
Cash Flows from Financing Activities:
Payments on debt	(1,546)	(90,065)	(6,284)
Extinguishment of debt	(458,416)	(65,167)
Dividend payments to OSG		(202,000)	(200,000)
Repurchases of common stock	(3,177)
Cash paid to tax authority upon vesting of stock-based compensation	(349)	(26)
Net cash provided by/(used in) financing activities	(463,488)	(357,258)	(206,284)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(389)	(315,375)	69,782
Cash, cash equivalents and restricted cash at beginning of year	2,013	317,388	247,606
Cash, cash equivalents and restricted cash at end of year	$ 1,624	$ 2,013	$ 317,388